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[NEW YORK LIFE LOGO]                     New York Life Insurance Company
                                         51 Madison Avenue
The Company You Keep                     New York, NY 10010
                                         Bus: 212-576-8323
                                         Fax: 212-447-4268
                                         E-Mail: richard_bowman@newyorklife.com
                                         www.newyorklife.com

                                         Richard P. Bowman
                                         Assistant General Counsel

VIA EDGAR

May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Universal Life Separate Account - I
     File No. 333-47728

Commissioners:

     On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(b) would not have differed from that filed on April 12, 2004 as part of the Registrant's most recent registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 12, 2004.

     If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-8323.


                                        Very truly yours,

                                        /s/ Richard P. Bowman

                                        Richard P. Bowman
                                        Assistant General Counsel